Consolidated statements of financial position - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Assets
Goodwill		$ 907	$ 961
Deferred acquisition costs and other intangible assets		6,858
Property, plant and equipment		478	584
Reinsurers' share of insurance contract liabilities		9,753
Deferred tax assets		266	316
Current tax recoverable		20	11
Accrued investment income		1,171	1,049
Other debtors		1,779	2,916
Investment properties		38
Investments in joint ventures and associates accounted for using the equity method		2,183
Loans		2,562
Equity securities and holdings in collective investment schemes	[1]	61,601
Debt securities	[1]	99,094
Derivative assets		481	379
Deposits		4,741
Cash and cash equivalents		7,170	6,397
Total assets		199,102
Equity
Shareholders' equity		17,088	20,878
Non-controlling interests		176
Total equity		17,264	22,119
Liabilities
Insurance contract liabilities		150,755
Investment contract liabilities with discretionary participation features		346
Investment contract liabilities without discretionary participation features		814
Unallocated surplus of with-profits funds		5,384	5,217
Core structural borrowings of shareholder-financed businesses		6,127
Operational borrowings		861
Obligations under funding, securities lending and sale and repurchase agreements		223
Net asset value attributable to unit holders of consolidated investment funds		5,664
Deferred tax liabilities		2,862	2,552
Current tax liabilities		185	270
Accruals, deferred income and other creditors		7,983	8,445
Provisions		372	350
Derivative liabilities		262	439
Total liabilities		181,838
Total equity and liabilities		199,102
Continuing and discontinued operations
Assets
Goodwill	[2]		961
Deferred acquisition costs and other intangible assets	[2]		20,345
Property, plant and equipment	[2]		893
Reinsurers' share of insurance contract liabilities	[2]		46,595
Deferred tax assets	[2]		4,858
Current tax recoverable	[2]		444
Accrued investment income	[2]		1,427
Other debtors	[2]		3,171
Investment properties	[2]		23
Investments in joint ventures and associates accounted for using the equity method	[2]		1,962
Loans	[2]		14,588
Equity securities and holdings in collective investment schemes	[1],[2]		278,635
Debt securities	[1],[2]		125,829
Derivative assets	[2]		2,599
Other investments	[2]		1,867
Deposits	[2]		3,882
Cash and cash equivalents		7,170	8,018	[2]
Total assets	[2]		516,097
Equity
Shareholders' equity	[2]		20,878
Non-controlling interests	[2]		1,241
Total equity	[2]		22,119
Liabilities
Insurance contract liabilities	[2]		436,787
Investment contract liabilities with discretionary participation features	[2]		479
Investment contract liabilities without discretionary participation features	[2]		3,980
Unallocated surplus of with-profits funds	[2]		5,217
Core structural borrowings of shareholder-financed businesses	[2]		6,633
Operational borrowings	[2]		2,444
Obligations under funding, securities lending and sale and repurchase agreements	[2]		9,768
Net asset value attributable to unit holders of consolidated investment funds	[2]		5,975
Deferred tax liabilities	[2]		6,075
Current tax liabilities	[2]		280
Accruals, deferred income and other creditors		$ 7,983	15,508	[2]
Provisions	[2]		350
Derivative liabilities	[2]		482
Total liabilities	[2]		493,978
Total equity and liabilities	[2]		$ 516,097

[1]	Included within equity securities and holdings in collective investment schemes and debt securities as at 31 December 2021 are $854 million of lent securities and assets subject to repurchase agreements (31 December 2020: $895 million from continuing operations; $1,112 million from discontinued US operations).
[2]	The 31 December 2020 comparative statement of financial position included discontinued US operations.